Net Operating Losses (Details Narrative) (USD $)	1 Months Ended	3 Months Ended
	May 31, 2014	Sep. 30, 2014
Net Operating Losses
Net operating loss	$ 22,689	$ 44,492
Net operating loss expiration period	20 years	20 years